SHORT-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF SHORT TERM INVESTMENTS	Short-term investment consists of the following:
	December 31,	December 31,
	2024	2023
Marketable securities	-	89,482

SCHEDULE OF REALIZED AND UNREALIZED GAIN (LOSS) ON SHORT TERM INVESTMENT

Realized and unrealized gain or loss on short-term investment, which are included in other income (expenses), are as follows:

	For the Years Ended
	December 31,
	2024	2023	2022
Realized gain
Marketable securities	120,325	3,299	6,093
Available-for-sale debt securities	-	-	9,732

Unrealized loss
Marketable securities	-	6,800	-